Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Organization and Business Operations

Note 1 - Organization and Business Operations

Business Description

SHF Holdings, Inc., the “Company” or “SHF” is based in Golden, Colorado and specializes in providing financial solutions designed to facilitate compliant banking service on behalf of the financial institutions involved in the cannabis industry that partner with us.

The Company facilitates a range of financial services through its financial institution customers using a proprietary technology platform for deposit and ongoing deposit activity compliance with banking regulations and regulators. These include access to business checking and savings accounts, cash management, commercial lending, courier services, remote deposit services, ACH payments, and wire payments. These services enable cannabis businesses to manage their finances effectively. The Company generates revenue from fee income, investment income, loan interest income and by offering compliance services to certain financial institutions serving the cannabis industry.

Note 1. Organization and Business Operations

Business Description

SHF Holdings, Inc. (the “Company”), based in Golden, Colorado, specializes in financial technology designed to facilitate banking service solutions tailored to the cannabis industry. Initially, the Company’s operations were developed as a credit union service organization under PCCU. A strategic reorganization on July 1, 2021 consolidated select assets and activities from PCCU into SHF LLC (“SHF”) under SHF Holding Co., LLC. On September 28, 2022, Northern Lights Acquisition Corp. (“NLIT”) acquired SHF, changing its name from Northern Lights Acquisition Corp. to SHF Holdings, Inc., (the “Business Combination”). The Business Combination aimed to enhance the Company’s financial services footprint in the cannabis sector.

On October 31, 2022, the Company acquired Rockview Digital Solutions, Inc. d/b/a Abaca (“Abaca”). This merger, executed in two steps, positioned Abaca as a wholly-owned subsidiary, bolstering the Company’s fintech offerings and market reach.

The Company facilitates a range of financial services through its financial institution customers using a proprietary technology platform for deposit and ongoing deposit activity compliance with banking regulations and regulators. These include access to business checking and savings accounts, cash management, commercial lending, courier services, remote deposit services, ACH payments, and wire payments. These services enable cannabis businesses to manage their finances effectively. The Company generates revenue from fee income, investment income, loan interest income and by offering compliance services to certain financial institutions serving the cannabis industry.